SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Economic Lives
Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware	3-7 years